September 17, 2020
U.S. Securities and Exchange Commission	via electronic filing
100 F Street, N.E.
Washington, D.C. 20549
RE: Vanguard Index Funds
Registration Statement on Form N-14

Commissioners:

On behalf of Vanguard Value Index Fund (the "Value Index Fund"), a series of Vanguard Index Funds, we are hereby filing a Registration Statement on Form N-14 (the "Registration Statement") under the Securities Act of 1933 (the "1933 Act"). This Registration Statement is being filed to register Admiral Shares of the Value Index Fund that would be issued to shareholders of Vanguard U.S. Value Fund (the "U.S. Value Fund"), a series of Vanguard Malvern Funds, in connection with the proposed reorganization of the U.S. Value Fund into the Value Index Fund.

It is proposed that this Registration Statement will become effective on October 17, 2020, pursuant to Rule 488 under the 1933 Act. A definitive proxy statement/prospectus will be filed and mailed to U.S. Value Fund shareholders shortly thereafter.

If you have any questions or comments, please contact me at (610) 669-2531 or elizabeth_bestoso@vanguard.com .  Thank you for your time and consideration.

Sincerely,

/s/ Elizabeth Bestoso

Elizabeth Bestoso

Associate Counsel

Office of the General Counsel

Enclosures

cc:Lisa N. Larkin

U.S. Securities and Exchange Commission